Leases	12 Months Ended
Dec. 31, 2024
Leases
6. Leases
As of December 31, 2024, the Company had two existing leases for office facilities in the United States and China. The China lease agreement included an option to renew the lease for an additional three years, which the Company exercised in October 2023 and was deemed a modification to the lease term. The Company’s leases do not include options to terminate prior to the expiration date.
These leases are classified as operating lease agreements that expire at various dates from November 2025 through December 2026. The United States lease agreement contains scheduled rent increases over the lease term. Under the terms of the lease agreements, the Company is responsible for certain property management fees, taxes, and common area maintenance expenses.
Based on the lack of readily available inputs to determine the rate implicit in its lease, the Company elected to develop and utilize the appropriate IBR. The Company determined the rate used by estimating the approximate interest rate based on similar terms and payments, and in an economic environment where the leased assets are located.
As of December 31, 2024 and 2023, the weighted-average remaining lease term and discount rate related to the operating lease ROU assets and related lease liabilities were as follows:

	As of December 31,
	2024	2023
Weighted-average remaining lease term — operating leases (in years)	1.8	2.5
Weighted-average discount rate — operating leases	10.58%	10.47%
Operating lease cost was $0.5 million and $0.8 million for the years ended December 31, 2024 and 2023, respectively. Variable lease cost and short-term lease costs were insignificant for the years ended December 31, 2024 and 2023.
Supplemental cash flow information related to the operating leases was as follows (in thousands):

	As of December 31,
	2024	2023
Cash paid for operating leases	$513	$712

The following table sets forth the remaining maturities of operating lease liabilities as of December 31, 2024 (in thousands):

2025	$310
2026	246

Total future minimum lease payments	556
Less: amount of lease payments representing interest	(8)

Total lease liabilities	548
Less: lease liabilities, current	(309)

Lease liabilities, non-current	$239

IKENA ONCOLOGY INC
Leases
13. LEASE OBLIGATIONS
The Company leases office and laboratory space in Boston, Massachusetts under a non-cancelable
operating lease that expires in May 2026. In connection with its acquisition of Pionyr, the Company acquired a non-cancelable
operating lease for office and laboratory space in San Francisco, California, that expires in April 2027. In April 2024, the Company entered into three sublease agreements with third parties for the use of office and laboratory space in San Francisco, California. Total fixed payments to be received by the Company through April 2027 under the three sublease agreements amount to $2.5 million. For the year ended December 31, 2024, the Company recorded other income of $1.0 million related to its subleases.
The Company’s lease agreements require the Company to maintain cash letters of credit to secure their obligations under the leases of $0.9 million and $1.3 million as of December 31, 2024 and 2023, respectively. Restricted cash held as collateral for these letters of credit are included in deposits and other assets on the consolidated balance sheets.
The components of the lease costs under ASC 842 were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Operating lease costs	$2,758	$2,316
Variable lease costs	1,540	889

Total lease costs	$4,298	$3,205

Variable lease cost primarily related to operating expenses, parking, taxes and insurance associated with the Company’s operating leases.
Supplemental disclosure of cash flow information related to the Company’s leases were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of operating lease liability	$4,079	$2,534
The weighted-average remaining lease terms and discount rates related to the Company’s leases were as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term — operating leases (in years)	2.0	3.0
Weighted-average discount rate — operating leases	7.8%	7.8%
Because the interest rate implicit in the leases was not readily determinable, the Company’s estimated incremental borrowing rate was used to calculate the present value of the leases. In determining its incremental borrowing rate, the Company considered its credit quality and assessed interest rates available in the market for similar borrowings, adjusted for the impact of collateral over the term of the leases.

The future minimum lease payments for the Company’s operating lease as of December 31, 2024, were as follows (in thousands):

Years ending December 31,
2025	$4,212
2026	3,171
2027	720

Total minimum lease payments	8,103
Less: imputed interest	(582)

Total operating lease liability	$7,521

The following table represents operating lease liabilities on the consolidated balance sheets (in thousands):

December 31, 2024
Operating lease liability	$3,784
Long-term portion of operating lease liability	3,737

Total operating lease liability	$7,521